Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
$0.26 Options 01-Jul-25 [member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	1,399,999
Expected volatility (%)	80.00%
Risk-free interest rate (%)	3.12%
Expected life of option (years)	3 years 21 days
Exercise price (cents)	$ 26
Grant date share price (cents)	$ 35
Vesting date	30-Jun-22
$0.31 Options 01-Jul-26 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	1,399,999
Expected volatility (%)	80.00%
Risk-free interest rate (%)	3.33%
Expected life of option (years)	4 years 21 days
Exercise price (cents)	$ 31
Grant date share price (cents)	$ 35
Vesting date	30-Jun-23
$0.35 Options 01-Jul-27 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	1,400,002
Expected volatility (%)	80.00%
Risk-free interest rate (%)	3.33%
Expected life of option (years)	5 years 21 days
Exercise price (cents)	$ 35
Grant date share price (cents)	$ 35
Vesting date	30-Jun-24
$0.26 Options 01-Jul-26 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	1,399,999
Expected volatility (%)	80.00%
Risk-free interest rate (%)	3.33%
Expected life of option (years)	4 years 21 days
Exercise price (cents)	$ 26
Grant date share price (cents)	$ 35
Vesting date	30-Jun-23
$0.31 Options 01-Jul-27 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	1,399,999
Expected volatility (%)	80.00%
Risk-free interest rate (%)	3.33%
Expected life of option (years)	5 years 21 days
Exercise price (cents)	$ 31
Grant date share price (cents)	$ 35
Vesting date	30-Jun-24
$0.35 Options 01-Jul-28 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	1,400,002
Expected volatility (%)	80.00%
Risk-free interest rate (%)	3.33%
Expected life of option (years)	6 years 25 days
Exercise price (cents)	$ 35
Grant date share price (cents)	$ 35
Vesting date	30-Jun-25
$0.26 Options 01-Jul-25 [member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	533,333
Expected volatility (%)	80.00%
Risk-free interest rate (%)	2.71%
Expected life of option (years)	3 years 2 months 4 days
Exercise price (cents)	$ 26
Grant date share price (cents)	$ 41
Vesting date	01-Jul-22
$0.31 Options 01-Jul-26 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	533,333
Expected volatility (%)	80.00%
Risk-free interest rate (%)	2.90%
Expected life of option (years)	4 years 2 months 4 days
Exercise price (cents)	$ 31
Grant date share price (cents)	$ 41
Vesting date	01-Jul-23
$0.35 Options 01-Jul-27 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	533,334
Expected volatility (%)	80.00%
Risk-free interest rate (%)	2.90%
Expected life of option (years)	5 years 2 months 4 days
Exercise price (cents)	$ 35
Grant date share price (cents)	$ 41
Vesting date	01-Jul-24
$0.08 Options 30-Sep-21 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		30,164,690
Expected volatility (%)		100.00%
Risk-free interest rate (%)		0.17%
Expected life of option (years)		1 year
Exercise price (cents)		$ 8
Grant date share price (cents)		$ 7.7
Vesting date		2-Oct-20
$0.15 Options 20-Nov-23 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		10,000,000
Expected volatility (%)		100.00%
Risk-free interest rate (%)		0.11%
Expected life of option (years)		3 years
Exercise price (cents)		$ 15
Grant date share price (cents)		$ 11.5
Vesting date		20-Nov-20
$0.25 Options 20-Nov-23 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		10,000,000
Expected volatility (%)		100.00%
Risk-free interest rate (%)		0.11%
Expected life of option (years)		3 years
Exercise price (cents)		$ 25
Grant date share price (cents)		$ 11.5
Vesting date		20-Nov-20
$0.20 Options 20-Nov-23 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		10,000,000
Expected volatility (%)		101.00%
Risk-free interest rate (%)		0.12%
Expected life of option (years)		2 years 8 months 12 days
Exercise price (cents)		$ 20
Grant date share price (cents)		$ 22
Vesting date		25-Feb-21
$0.25 Options 20-Nov-23 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		10,000,000
Expected volatility (%)		101.00%
Risk-free interest rate (%)		0.12%
Expected life of option (years)		2 years 8 months 12 days
Exercise price (cents)		$ 25
Grant date share price (cents)		$ 22
Vesting date		25-Feb-21